Income taxes (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Uncertain tax provision accrued	$ 108
Unrecognized deferred tax assets	102,838		$ 106,715
Germany [member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	208,656	€ 195,006
United states [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	5,095
Unused tax losses for which no deferred tax asset recognized	5,095
United states [member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	369
United states [member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	178
United states [member] | 2034 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	151
United states [member] | 2035 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	447
United states [member] | 2036 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	195
United states [member] | 2037 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	709
United states [member] | Indefinite [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,224
United states [member] | Indefinite one [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	771
United states [member] | Indefinite two [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	516
United states [member] | Indefinite three [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	535
RD investment tax credits [member]
IfrsStatementLineItems [Line Items]
Unused tax credits for which no deferred tax asset recognized	1,559
Domestic tax authority [member]
IfrsStatementLineItems [Line Items]
Accumulated non-capital losses	84,234
State and local jurisdiction [member]
IfrsStatementLineItems [Line Items]
Accumulated non-capital losses	$ 82,833